Voya Solution 2035 Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.28%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.25%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5],[6],[7]		23.81%	13.86%		12.55%
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			11.50%	6.65%		6.76%
Performance Inception Date		Apr. 29, 2005
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		17.49%	10.06%		9.23%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		1.25%	(0.33%)		1.35%
Class ADV | S&P Target Date 2035 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		11.38%	7.44%		7.60%
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		23.81%	13.86%		12.55%
Class ADV | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		3.82%	4.73%		5.20%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.01%	7.17%		7.29%
Performance Inception Date		Apr. 29, 2005
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		17.49%	10.06%		9.23%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		1.25%	(0.33%)		1.35%
Class I | S&P Target Date 2035 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		11.38%	7.44%		7.60%
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		23.81%	13.86%		12.55%
Class I | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		3.82%	4.73%		5.20%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			11.79%	6.92%		7.03%
Performance Inception Date		Apr. 29, 2005
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		17.49%	10.06%		9.23%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		1.25%	(0.33%)		1.35%
Class S | S&P Target Date 2035 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		11.38%	7.44%		7.60%
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		23.81%	13.86%		12.55%
Class S | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		3.82%	4.73%		5.20%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			11.68%	6.77%		6.87%
Performance Inception Date		May 28, 2009
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		17.49%	10.06%		9.23%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		1.25%	(0.33%)		1.35%
Class S2 | S&P Target Date 2035 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		11.38%	7.44%		7.60%
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		23.81%	13.86%		12.55%
Class S2 | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[8],[9]		3.82%	4.73%		5.20%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.The Portfolio continues to use the S&P Target Date 2060 Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell 2500TM Value Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell 2500 TM Value Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[5]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell Midcap® Value Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell Midcap ® Value Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[6]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P 500 ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[7]	The index returns do not reflect deductions for fees, expenses, or taxes.
[8]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmarks from the S&P Target Date 2035 Index, the Russell 3000® Index and MSCI EAFE Index to the MSCI All Country World IndexSM (“MSCI ACWI”) and the Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P Target Date 2035 Index, the Russell 3000 ® Index and MSCI EAFE Index as additional benchmarks that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[9]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[10]	The index returns do not reflect deductions for fees, expenses, or taxes.